April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Long-Term Municipal Advantage Trust (BTA)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.8%
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	$320	$ 326,688
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54	285	301,405
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(a)	1,040	1,148,277
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	1,620	1,534,973
Series B, AMT, 4.75%, 12/01/54	650	591,639
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 4.00%, 11/01/51	1,300	1,292,494
Series A, 5.00%, 01/01/56	500	512,208
Series A-1, 5.50%, 01/01/53	470	498,054
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	160	154,468
		6,360,206
Arizona — 5.1%
Arizona Industrial Development Authority, Refunding RB(b)
5.50%, 07/01/52	855	787,205
Series A, 5.13%, 07/01/37	360	360,732
Series A, 5.38%, 07/01/50	925	908,201
Series G, 5.00%, 07/01/47	135	127,214
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	1,255	1,171,685
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51	955	754,294
5.00%, 07/01/56	230	184,400
Maricopa County Industrial Development Authority, RB, AMT, 4.00%, 10/15/47(b)	735	604,339
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	375	352,968
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	725	753,329
Sierra Vista Industrial Development Authority, RB(b)
5.75%, 06/15/53	510	514,162
6.38%, 06/15/64	235	240,257
		6,758,786
Arkansas(b) — 3.5%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49	825	727,024
AMT, 4.75%, 09/01/49	3,570	3,257,016
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48	600	630,277
		4,614,317
California — 10.5%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	140	133,298
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	205	199,702
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	5,315	5,111,932
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(b)	1,025	926,851
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.25%, 05/15/47	1,100	1,127,703
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Series A, 3.00%, 09/01/56	725	466,794
Security	Par (000)	Value
California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(b) (continued)
Mezzanine Lien, 4.00%, 03/01/57	$330	$ 226,639
Series B, Sustainability Bonds, 4.00%, 07/01/58	200	114,675
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	6,795	723,814
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(b)(d)	830	390,830
Indio Finance Authority, Refunding RB, Series A, (BAM), 4.50%, 11/01/52	595	572,570
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(c)	1,800	800,162
Rancho Mirage Community Facilities District, ST, Series A, 5.00%, 09/01/54	170	166,830
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	935	837,898
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/38(c)	3,725	2,117,436
		13,917,134
Colorado — 7.2%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	275	245,098
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/53	320	282,866
Series D, AMT, 5.75%, 11/15/45	790	841,440
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	145	151,832
5.50%, 11/01/47	90	93,540
5.25%, 11/01/52	220	225,960
Series A, 5.00%, 05/15/35	140	119,627
Series A, 5.00%, 05/15/44	180	137,005
Series A, 5.00%, 05/15/49	290	209,416
Constitution Heights Metropolitan District, Refunding GOL, 5.00%, 12/01/49	500	443,904
Creekwalk Marketplace Business Improvement District, Refunding RB
Series A, 6.00%, 12/01/54	890	808,362
Series B, 8.00%, 12/15/54	228	228,975
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,550	1,502,841
Elbert County Independence Water & Sanitation District, Refunding RB, 5.13%, 12/01/33	500	497,365
Fitzsimons Village Metropolitan District No. 3, Refunding GOL, Series A-1, 4.00%, 12/01/31	500	475,764
Gold Hill North Business Improvement District, GOL, Series A, 5.60%, 12/01/54(b)	500	483,599
Independence Metropolitan District No. 3, GOL, Series B, 7.13%, 12/15/54	500	502,417
Independence Metropolitan District No. 3, Refunding GOL, Series A, 5.38%, 12/01/54	500	481,240
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	500	374,106
Redtail Ridge Metropolitan District, GOL, CAB, 0.00%, 12/01/32(c)	1,717	985,317
Waters’ Edge Metropolitan District No. 2, GOL, 5.00%, 12/01/51	500	420,347
		9,511,021
Connecticut — 0.3%
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/55(b)	160	131,322

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Connecticut (continued)
Stamford Housing Authority, Refunding RB
Series A, 6.50%, 10/01/55	$155	$ 156,565
Series A, 6.25%, 10/01/60	110	108,111
		395,998
Delaware(b) — 0.5%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39	445	415,813
Town of Bridgeville Delaware, ST
5.25%, 07/01/44	100	98,645
5.63%, 07/01/53	100	100,686
		615,144
District of Columbia — 1.0%
District of Columbia, TA, 5.13%, 06/01/41	590	590,597
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	870	749,445
		1,340,042
Florida — 17.6%
Antillia Community Development District, SAB, 5.88%, 05/01/54	110	111,041
Berry Bay II Community Development District, SAB, Series 2024, 5.45%, 05/01/54	110	105,536
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/29	100	96,244
4.00%, 11/15/33	625	579,864
Buckhead Trails Community Development District, SAB, Series 2022, 5.75%, 05/01/52	145	148,839
Capital Projects Finance Authority, RB, 6.63%, 06/15/59(b)	100	100,652
Capital Region Community Development District, Refunding SAB
Series A-1, 5.13%, 05/01/39	195	191,832
Series A-2, 4.60%, 05/01/31	305	299,681
Capital Trust Agency, Inc., RB
5.00%, 01/01/55(b)	1,290	1,147,226
Series A, 5.75%, 06/01/54(b)	450	336,138
Series B, 0.00%, 01/01/60(c)	3,000	221,043
Capital Trust Agency, Inc., RB, CAB(b)(c)
0.00%, 07/01/61	8,315	504,003
Subordinate, 0.00%, 01/01/61	5,565	384,661
Capital Trust Authority, Refunding RB(b)
Series A, 4.75%, 06/15/40	100	94,248
Series A, 5.13%, 06/15/50	100	93,352
Series A, 5.25%, 06/15/59	100	91,960
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	970	1,038,259
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	2,000	2,001,851
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	100	100,077
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	350	354,631
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/47	745	220,829
Series A-2, 0.00%, 10/01/48	525	156,747
Series A-2, 0.00%, 10/01/49	435	121,829
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	100	100,077
Curiosity Creek Community Development District, SAB(b)
5.40%, 05/01/44	50	49,493
5.70%, 05/01/55	80	77,486
Security	Par (000)	Value
Florida (continued)
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	$2,325	$ 1,980,990
Florida Development Finance Corp., RB(b)
5.25%, 06/01/55	525	468,563
6.50%, 06/30/57(e)(f)	142	37,740
Series B, 4.50%, 12/15/56	705	508,414
Series C, 5.75%, 12/15/56	250	200,752
AMT, 10.00%, 07/15/59(a)	1,110	1,140,188
Class A, AMT, 4.38%, 10/01/54(a)	310	306,453
Florida Development Finance Corp., Refunding RB
AMT, 12.00%, 07/15/32(a)(b)	1,390	1,445,644
AMT, (AGM), 5.00%, 07/01/44	1,010	996,197
AMT, (AGM), 5.25%, 07/01/47	300	301,233
Golden Gem Community Development District, SAB, 6.00%, 05/01/55	605	606,831
Hammock Oaks Community Development District, SAB, 6.15%, 05/01/54	135	136,002
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	100	100,099
Lakes of Sarasota Community Development District, SAB
3.90%, 05/01/41	285	240,579
Series B-1, 4.13%, 05/01/41	200	175,912
Series B-1, 4.30%, 05/01/51	100	82,934
Lakewood Ranch Stewardship District, SAB
5.13%, 05/01/46	315	304,495
6.30%, 05/01/54	118	121,683
Series 1B, 4.75%, 05/01/29	235	235,553
Series 1B, 5.30%, 05/01/39	310	310,102
Series 1B, 5.45%, 05/01/48	550	539,994
Lee County Industrial Development Authority, RB, Series B-1, 4.75%, 11/15/29	130	130,369
Marion Ranch Community Development District, SAB, 5.95%, 05/01/54	150	152,202
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	85	86,804
Series A, 6.00%, 05/01/54	85	86,543
Orange County Health Facilities Authority, Refunding RB, Series A, 5.25%, 10/01/56	460	470,549
Parrish Plantation Community Development District, SAB
5.80%, 05/01/44	100	102,474
6.05%, 05/01/54	120	122,596
Poitras East Community Development District, SAB, 5.00%, 05/01/43	245	232,975
Seminole Palms Community Development District, SAB, 5.50%, 05/01/55(b)	130	125,304
Tolomato Community Development District, SAB
4.80%, 05/01/44	280	254,080
5.13%, 05/01/54	280	249,364
Trout Creek Community Development District, SAB
5.00%, 05/01/28	100	101,020
5.50%, 05/01/49	570	569,983
Village Community Development District No. 14, SAB
5.38%, 05/01/42	395	402,017
5.50%, 05/01/53	290	297,662
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	365	364,439
West Villages Improvement District, SAB
4.75%, 05/01/39	220	210,824
5.00%, 05/01/50	450	417,788
		23,344,950
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia — 5.8%
Atlanta Development Authority, TA(b)
Series A, 5.00%, 04/01/34	$230	$ 226,726
Series A, 5.50%, 04/01/39	355	358,040
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(b)	100	99,210
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	110	74,250
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	3,500	3,614,497
Series B, 5.00%, 12/01/52	1,230	1,267,550
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 4.62%, 12/01/53(a)	1,605	1,587,595
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	460	463,306
		7,691,174
Illinois — 8.1%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	795	795,073
Series D, 5.00%, 12/01/46	1,035	979,312
Series H, 5.00%, 12/01/36	935	882,566
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/27	415	420,232
Series C, 5.00%, 12/01/34	940	940,238
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Senior Lien, 4.00%, 12/01/49	640	548,501
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	595	605,537
City of Marion Illinois Sales Tax Revenue, Refunding RB
6.38%, 06/01/45	250	245,030
6.63%, 06/01/55	460	456,485
County of Cook Illinois, RB, M/F Housing, 6.50%, 01/01/45	750	756,672
Illinois Finance Authority, Refunding RB, Series A, 4.00%, 07/15/47	1,815	1,617,141
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	735	786,088
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	500	453,466
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	555	526,741
Series A, 5.50%, 06/15/53	200	200,202
Metropolitan Pier & Exposition Authority, Refunding RB
4.00%, 06/15/50	410	338,701
Series B, 5.00%, 06/15/52	225	214,792
		10,766,777
Indiana — 0.8%
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)(e)(f)	810	494,100
Indiana Finance Authority, RB, Series A, AMT, 6.75%, 05/01/39	515	571,204
		1,065,304
Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	1,815	1,543,705
Security	Par (000)	Value
Kentucky — 1.8%
Kentucky Public Energy Authority, RB, Series C, 4.00%, 02/01/50(a)	$1,690	$ 1,684,220
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(d)	565	640,237
		2,324,457
Louisiana — 0.6%
Louisiana Public Facilities Authority, RB
Series A, 6.50%, 06/01/62(b)	105	97,749
AMT, 5.75%, 09/01/64	660	683,706
		781,455
Maine — 1.1%
Finance Authority of Maine, RB
12/31/32(g)	150	150,000
AMT, Sustainability Bonds, 8.00%, 12/01/51(b)(e)(f)	380	124,450
Finance Authority of Maine, Refunding RB, AMT, 4.63%, 12/01/47(a)(b)	175	173,001
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(b)	1,100	967,754
		1,415,205
Maryland — 1.5%
City of Baltimore Maryland, RB, 4.88%, 06/01/42	120	118,207
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	380	381,273
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(b)	1,480	1,510,977
		2,010,457
Massachusetts — 1.6%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	860	816,636
Massachusetts Housing Finance Agency, Refunding RB
Series A, AMT, 4.45%, 12/01/42	310	289,062
Series A, AMT, 4.50%, 12/01/47	1,030	960,726
		2,066,424
Michigan — 1.8%
Michigan Finance Authority, RB, 4.00%, 02/15/50	2,000	1,763,457
Michigan Strategic Fund, RB
5.00%, 11/15/42	165	164,304
AMT, 5.00%, 12/31/43	500	499,999
		2,427,760
Minnesota — 0.8%
Duluth Economic Development Authority, Refunding RB, Series A, 5.25%, 02/15/58	655	655,180
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	430	450,980
		1,106,160
Missouri — 1.0%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 4.38%, 11/15/35	330	301,762
Kansas City Industrial Development Authority, ARB
AMT, (AGM), 5.00%, 03/01/49	425	421,585
AMT, (AGM), 5.00%, 03/01/55	425	421,495
Kansas City Industrial Development Authority, RB(b)
Series A-1, 5.00%, 06/01/46	130	122,224
Series A-1, 5.00%, 06/01/54	100	91,574
		1,358,640

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nebraska — 0.2%
Omaha Airport Authority, ARB, AMT, (AGC), 5.25%, 12/15/54	$275	$ 281,709
New Hampshire — 3.6%
New Hampshire Business Finance Authority, RB
12/15/33(b)(g)	520	516,466
5.25%, 12/01/35(b)	733	715,421
5.38%, 12/15/35(b)	783	763,110
Series A, 4.13%, 08/15/40	260	226,654
Series A, 4.25%, 08/15/46	290	236,874
Series A, 4.50%, 08/15/55	600	475,734
New Hampshire Business Finance Authority, RB, CAB, 0.00%, 12/15/33(b)(c)	2,020	1,155,198
New Hampshire Business Finance Authority, RB, M/F Housing
Class B, 5.75%, 04/28/42	320	322,500
Series 2, Sustainability Bonds, 4.25%, 07/20/41	331	315,151
		4,727,108
New Jersey — 6.1%
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(h)	70	74,572
5.00%, 06/15/43	125	126,669
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	785	802,999
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.25%, 12/01/45	140	136,385
Series C, AMT, Subordinate, 4.25%, 12/01/50	1,340	1,125,824
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	645	476,547
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.00%, 06/15/45	585	577,168
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	730	743,982
Series A, 5.25%, 06/01/46	1,700	1,707,392
Sub-Series B, 5.00%, 06/01/46	2,460	2,355,224
		8,126,762
New York — 17.8%
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	910	814,811
Metropolitan Transportation Authority, Refunding RB, Series C-1, Sustainability Bonds, 4.75%, 11/15/45	985	980,735
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.15%, 11/01/38	1,955	1,863,424
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 4.00%, 11/01/45	4,000	3,663,514
Series A-1, Subordinate, 4.00%, 08/01/48	555	504,750
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	900	899,983
Series A, 5.00%, 06/01/42	1,505	1,325,641
New York Counties Tobacco Trust VI, Refunding RB, Series A-2B, 5.00%, 06/01/51	1,000	883,775
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	1,415	1,406,208
Class 2, 5.38%, 11/15/40(b)	395	394,985
Series A, Sustainability Bonds, 3.00%, 11/15/51	505	346,843
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	565	500,569
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/50	1,610	1,660,673
Series A, 4.00%, 03/15/54	880	776,173
Security	Par (000)	Value
New York (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series A, 5.00%, 03/15/55	$740	$ 758,440
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	260	269,406
AMT, 5.00%, 12/01/40	555	559,257
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	560	567,824
AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	1,750	1,757,582
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,230	1,238,844
New York Transportation Development Corp., Refunding ARB, Series A, AMT, 5.38%, 08/01/36	730	745,930
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	340	338,604
5.00%, 07/01/56	380	356,956
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,170	1,022,211
		23,637,138
North Carolina — 0.4%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	500	527,463
North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/53	525	517,696
Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	500	430,461
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(c)	1,580	149,421
Cleveland-Cuyahoga County Port Authority, Refunding RB(b)
Series A, 5.38%, 01/01/39	100	95,966
Series A, 5.88%, 01/01/49	150	142,275
County of Hamilton Ohio, Refunding RB, 4.00%, 08/15/50	800	685,844
Ohio Air Quality Development Authority, RB, AMT, 4.50%, 01/15/48(b)	705	620,912
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,220	1,212,639
		3,337,518
Oklahoma — 3.0%
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(b)	2,180	2,163,043
Series B, 5.50%, 08/15/52	765	765,938
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	155	146,393
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	925	931,209
		4,006,583
Oregon — 0.2%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	625	329,653
Pennsylvania — 5.8%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	1,235	1,235,538
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	800	771,219
Doylestown Hospital Authority, Refunding RB(b)
5.00%, 07/01/31	100	105,517
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Doylestown Hospital Authority, Refunding RB(b) (continued)
5.38%, 07/01/39	$155	$ 167,314
Lancaster Municipal Authority, RB, Series B, 5.00%, 05/01/59	140	131,021
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	95	94,311
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	465	457,971
AMT, 5.75%, 06/30/48	335	344,535
AMT, 5.25%, 06/30/53	560	561,334
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	240	240,491
Series C, 5.25%, 12/01/37(a)	415	415,847
AMT, 5.50%, 11/01/44	720	715,416
Pennsylvania Higher Education Assistance Agency, RB, Sub-Series 1C, AMT, 5.00%, 06/01/51	100	95,320
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	805	731,892
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.38%, 10/01/46	960	987,022
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	355	363,445
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	220	231,145
		7,649,338
Puerto Rico — 5.8%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	6,945	406,902
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	784	825,390
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(e)(f)	5,559	3,101,325
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	100	112,023
Series A-2, AMT, 6.50%, 01/01/42	100	111,822
Series A-2, AMT, 6.75%, 01/01/45	100	112,055
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	72	67,441
Series A-1, Restructured, 4.75%, 07/01/53	1,517	1,398,028
Series A-2, Restructured, 4.78%, 07/01/58	1,038	948,475
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	1,714	549,479
		7,632,940
Rhode Island — 0.3%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	420	419,997
South Carolina — 1.0%
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(b)	225	206,005
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	1,110	1,120,887
		1,326,892
Tennessee — 1.7%
Metropolitan Government Nashville & Davidson County Health & Educational cilities Board, Refunding RB, 4.00%, 10/01/49	290	231,172
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(c)	$430	$ 175,859
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	585	613,135
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.25%, 07/01/35	230	243,193
Series B, AMT, 5.50%, 07/01/36	190	204,014
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	750	785,742
		2,253,115
Texas — 10.7%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)(e)(f)	335	125,625
Arlington Higher Education Finance Corp., RB
7.50%, 04/01/62(b)	230	220,923
7.88%, 11/01/62(b)	195	197,605
Series A, 5.75%, 08/15/62	500	366,850
City of Buda Texas, SAB(b)
6.00%, 09/01/55	150	145,449
6.75%, 09/01/55	300	297,079
City of Corpus Christi Texas, SAB
5.38%, 09/15/31	100	98,668
6.13%, 09/15/44	100	94,792
6.50%, 09/15/54	106	101,452
City of Crandall Texas, SAB(b)
5.25%, 09/15/45	50	47,612
5.50%, 09/15/55	100	93,945
City of Friendswood Texas, SAB, 7.00%, 09/15/54	301	301,786
City of Houston Texas Airport System Revenue, ARB
Series B, AMT, 5.50%, 07/15/38	200	200,945
Series B-1, AMT, 5.00%, 07/15/30	240	238,224
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	340	348,763
City of Oak Point Texas, SAB, 5.25%, 09/15/54(b)	140	128,608
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(b)	100	92,574
Club Municipal Management District No. 1, SAB, 5.38%, 09/01/55(b)	100	92,548
Dallas Independent School District, Refunding GO, (PSF), 4.00%, 02/15/53	500	446,279
Del Valle Independent School District Texas, GO, (PSF), 4.00%, 06/15/47	810	742,590
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(h)	5,200	2,913,200
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 6.50%, 10/01/55	60	59,720
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	600	602,190
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	135	135,335
Series A, 5.75%, 08/15/45	275	275,286
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	890	797,304
Port of Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	215	192,689
Series A, AMT, 4.00%, 01/01/50	815	635,093
San Antonio Education Facilities Corp., RB
Series A, 5.00%, 10/01/41	85	70,360
Series A, 5.00%, 10/01/51	115	87,527

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	$310	$ 316,144
Texas Community Housing & Economic Development Corp., RB, M/F Housing, Series A1, Senior Lien, 01/01/65(b)(g)	570	523,054
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,300	1,354,486
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	800	812,714
Texas Transportation Commission State Highway 249 System, RB, CAB, 0.00%, 08/01/43(c)	2,205	882,054
Texas Water Development Board, RB, 4.45%, 10/15/36	170	177,871
		14,217,344
Utah — 1.6%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	205	199,509
County of Utah, RB, Series B, 4.00%, 05/15/47	750	645,074
Mida Mountain Village Public Infrastructure District, TA, Series 1, 5.13%, 06/15/54(b)	500	467,543
SkyRidge Pegasus Infrastructure Financing District, SAB, 5.25%, 12/01/44(b)	530	509,559
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(b)	225	186,866
Utah Infrastructure Agency, RB
5.50%, 10/15/44	55	57,159
5.50%, 10/15/48	50	51,292
		2,117,002
Virginia — 2.8%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	267	276,401
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(d)	640	531,858
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	245	215,074
James City County Economic Development Authority, RB
Series A, 6.88%, 12/01/58	175	188,876
Series C3, 5.25%, 12/01/27	125	125,120
Norfolk Redevelopment & Housing Authority, RB
Series A, 5.00%, 01/01/34	235	229,162
Series A, 5.00%, 01/01/49	455	394,810
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	920	813,560
Virginia Beach Development Authority, RB
Series A, 7.00%, 09/01/53	240	262,419
Series B3, 5.38%, 09/01/29	155	157,377
Virginia Housing Development Authority, RB, M/F Housing, Series G, 4.90%, 11/01/42	500	511,033
		3,705,690
Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	485	478,497
Washington State Housing Finance Commission, RB(b)
Series A, 5.75%, 01/01/53	100	94,423
Series A, 5.88%, 01/01/59	100	94,682
Series B2, 3.95%, 07/01/29	380	380,160
Security	Par (000)	Value
Washington (continued)
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/43	$125	$ 125,270
Series A, 5.00%, 07/01/48	115	114,221
		1,287,253
West Virginia — 1.3%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48	1,895	1,669,654
Wisconsin — 7.3%
Public Finance Authority, ARB, AMT, 4.25%, 07/01/54	750	609,068
Public Finance Authority, RB
6.25%, 10/01/31(b)(e)(f)	290	24,650
5.00%, 06/15/41(b)	165	130,784
7.00%, 10/01/47(b)(e)(f)	290	24,650
5.75%, 12/01/54(b)	445	433,318
5.00%, 06/15/55(b)	440	306,554
5.00%, 01/01/56(b)	710	576,046
Class A, 5.00%, 06/15/56(b)	230	172,008
Class A, 6.45%, 04/01/60(b)	150	141,147
Series A, 7.75%, 07/01/43(b)	1,190	1,208,952
Series A, 4.75%, 06/15/56(b)	725	554,808
Series A, 7.50%, 07/01/59(b)	1,080	1,185,229
Series A-1, 4.50%, 01/01/35(b)	550	532,190
Series A-4, 5.50%, 11/15/32(b)	870	841,081
Series B, 0.00%, 01/01/35(b)(c)	925	508,248
Series B, 0.00%, 01/01/60(b)(c)	16,025	1,180,771
AMT, Sustainability Bonds, 4.00%, 09/30/51	475	377,894
AMT, Sustainability Bonds, 4.00%, 03/31/56	455	352,925
Public Finance Authority, RB, CAB, Series B, 0.00%, 01/01/61(b)(c)	6,500	453,356
		9,613,679
Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	500	441,304
Total Municipal Bonds — 150.4% (Cost: $207,143,877)		199,240,954
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama — 4.9%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(a)	6,194	6,467,569
Florida — 1.9%
Hillsborough County Aviation Authority, ARB, Class B, AMT, 5.50%, 10/01/54	2,520	2,612,085
New York — 1.1%
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	1,720	1,469,938
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania — 1.3%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 5.50%, 09/01/53	$1,601	$ 1,691,026
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.2% (Cost: $12,410,184)		12,240,618
Total Long-Term Investments — 159.6% (Cost: $219,554,061)		211,481,572

	Shares
Short-Term Securities
	Money Market Funds — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(j)(k)	434,805	434,849
	Total Short-Term Securities — 0.3% (Cost: $434,845)	434,849
	Total Investments — 159.9% (Cost: $219,988,906)	211,916,421
	Other Assets Less Liabilities — 2.5%	3,255,176
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.3)%	(6,975,729)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (57.1)%	(75,699,301)
	Net Assets Applicable to Common Shares — 100.0%	$ 132,496,567

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	When-issued security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 3,173,120	$ —	$ (2,738,272)(a)	$ 47	$ (46)	$ 434,849	434,805	$ 37,205	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)

Fair Value Hierarchy as of Period End (continued)
funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 199,240,954	$ —	$ 199,240,954
Municipal Bonds Transferred to Tender Option Bond Trusts	—	12,240,618	—	12,240,618
Short-Term Securities
Money Market Funds	434,849	—	—	434,849
	$434,849	$211,481,572	$—	$211,916,421
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(6,915,013)	$—	$(6,915,013)
VRDP Shares at Liquidation Value	—	(76,000,000)	—	(76,000,000)
	$—	$(82,915,013)	$—	$(82,915,013)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
Schedule of Investments